June 30, 2002
Special Situations                         Second
Fund III, L.P.                             Quarter
                                           Report







































                          SPECIAL SITUATIONS FUND III, L.P.

                          INDEX TO SECOND QUARTER REPORT
                                  JUNE 30, 2002




       										PAGE


Statement of Financial Condition                                   1

Portfolio of Investments                                           2

Statement of Operations                                            9

Statement of Changes in Partners' Capital                         10

Notes to the Financial Statements                                 11


































   	     	   SPECIAL SITUATIONS FUND III, L.P.
                  (A Limited Partnership)

                STATEMENT OF FINANCIAL CONDITION
                        JUNE 30, 2002

ASSETS - NOTE 2

Investments, at fair value (cost $246,634,061)	              $ 241,155,583
Cash and cash equivalents                                        19,686,501
Receivable for investments sold                                   2,102,583
Other assets                                                        112,554
                                                          ------------------
Total Assets                                                  $ 263,057,221
                                                         -------------------

LIABILITIES AND PARTNERS' CAPITAL

Liabilities
Payable for Units repurchased - Note 4	                    $   4,266,017
Securities sold short, at fair value (proceeds $5,288,008) - Note 10
      4,568,793
Payable for investments purchased - Note 2                        2,516,344
Administrator's fee payable - Note 7                                505,846
Accrued expenses                                                    152,550
                                                             ---------------
Total Liabilities                                             $  12,009,550

                                                            ------------------

Partners' Capital - Note 1,3 and 4
Limited Partners                                               $ 234,350,283
Corporate General Partner                                         11,570,660
Individual General Partners                                        5,126,728
                                                            -------------------
Total Partners' Capital                                         $ 251,047,671
                                                            -------------------
Total Liabilities and Partners' Capital                        $ 263,057,221
			                       -------------------










_______________________________________________________________________________
   	          See the accompanying Notes to the Financial Statements.
                                                                              1


                      SPECIAL SITUATIONS FUND III, L.P.
                         (A Limited Partnership)

                          PORTFOLIO OF INVESTMENTS
                             JUNE 30, 2002


<s>                    <c>                                  <c>  Fair
Shares                    Common Stocks                           Value


                              Aerospace 0.36%
  705,000                     SPACEHAB, Incorporated (a)     $     895,350
                                                              -----------------

                             Automotive Components 2.79%
1,823,300                    Amerigon, Inc. (a)                   4,009,437
  330,000                    Collins & Aikman Corporation         3,003,000
                                                              ----------------
                                                                  7,012,437
                                                               ---------------
                             Biotechnology 6.03%
   215,862                    Adolor Corporation                   2,430,606
   665,725                    Alliance Pharmaceutical Corp. (a)    1,031,874
   514,700                    ArQule, Inc.                         3,474,225
    84,600                    Dendreon Corporation                   178,506
    12,800                    DOV Pharmaceutical, Inc.                52,480
   648,000                    Interleukin Gnetics, Inc.              511,920
   285,000                    La Jolla Pharmaceutical Company      1,781,250
1,495,100                    Paradigm Genetics, Inc.               2,078,189
   153,400                    Versicor, Inc.                       2,063,230
   175,000                    Zymogenetics, Inc.                    1,543,500
                                                                ---------------
                                                                    15,145,780
                                                                ---------------


                           Building Materials 0.01%
    17,000                 Advanced Environmental                   $31,280
Recycling Technologies, Inc.
                                                                 --------------
                            CAD/CAM/CAE 1.03%
   439,900                 Ansoft Corporation                        2,586,612
                                                                 ---------------

                                 Communications 0.42%
   364,123                 ACT Teleconferencing, Inc. (a)           1,055,957
                                                               ----------------
       _________________________________________________________________________
                 See the accompanying Notes to the Financial Statements.
                                       2


                            SPECIAL SITUATIONS FUND III, L.P.
                                  (A Limited Partnership)

                           PORTFOLIO OF INVESTMENTS (CONTINUED)
                                     JUNE 30, 2002

Fair
Shares                     Common Stocks (Continued)              Value

                          Communications Equipment - Software 1.55%
   208,565                 ION Network, Inc. (a)               $    79,255
2,094,800                 ION Networks, Inc. (Restricted) (a)      796,024
2,135,700                 Visual Networks, Inc. (a)              3,032,694
                                                                ----------------
                                                      3,907,973
                                                                 ---------------

                          Communication Products - Equipment 3.38%
1,425,000                 Conductus, Inc. (Restricted) (a)         1,710,000
1,037,500                 NMS Communication Corporation            2,521,125
  805,748                 Novatel Wireless, Inc.                     265,897
   213,000                 RADVision Ltd.                          1,065,000
   375,214                 Superconductor Technologies, Inc.         619,103
   728,200                 Telular Corporation (a)                 2,308,394
                                                              ---------------
                                                                    8,489,519
                                                               ---------------
              	       Computer Hardware 0.47%
  152,600                 Hypercom Corporation                       1,175,020
                                                                  --------------

                         Computer Services - Software 15.31%
1,088,400                 3Dfx Interactive, Inc.                       59,862
2,077,056                 Attunity, Ltd. (a)                        3,323,290
  607,600                 Brio Software, Inc.                         698,740
   177,200                 CryptoLogic, Inc. (Canada)               1,554,044
1,200,000                 Docent, Inc.                              1,380,000
1,042,450                 dot com Entertainment Group, Inc.
      (Canada) (a)                             510,801
   748,500                 eCollege.com                              2,544,900
   421,800                 Eloquent, Inc.                              109,668
2,903,870                 Extensity, Inc. (a)                        3,136,180
1,937,564                 First Virtual Communications, Inc.           871,904
2,500,000                 First Virtual Communications, Inc.
 (Restricted)                          1,125,000
4,395,286                 General Magic, Inc.                          351,623
   535,100                 Gensym Corporation (a)                      428,080
   134,400                 Interplay Entertainment Corp. (a)            51,072
1,293,300                 Landacorp, Inc. (a)                        1,267,434
  282,600                 Made2Manage Systems, Inc. (a)              1,328,220
1,435,100                 Net Perceptions, Inc. (a)                  1,592,961
3,254,312                 ON Technology Corporation (a)              5,857,762
             _____________________________________________
             See the accompanying Notes to the Financial Statements.
                                    3




                         SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)

                        PORTFOLIO OF INVESTMENTS (CONTINUED)

											    Fair
Shares                       Common Stocks (Continued)                Value



                      Computer Services - Software (Continued)
 1,022,643                 ONYX Software Corporation               $ 3,456,533
   505,200                 Quovadx, Inc.                             3,172,656
   918,950                 Rogue Wave Software, Inc. (a)             2,481,165
   598,600                 Sagent Technology, Inc.                     399,266
   982,600                 SupportSoft, Inc.                         2,721,802
                                                                ----------------
                                                                    38,422,963
                                                                ----------------
                         Computer Systems 4.39%
   723,800                 Pinnacle Systems, Inc.                     7,953,838
   767,900                 Procom Technology, Inc.                      406,987
   302,450                 SeaChange International, Inc.              2,655,511
                                                                  --------------
                                                                      11,016,336
                                                                  --------------
                          Data Security 2.94%
1,024,150                  Datakey, Inc.                              2,611,583
  341,750                  SafeNet, Inc.                              4,763,995
                                                                  --------------
                                                                      7,375,578
                                                                ---------------
                           Electronic Components 6.75%
   952,149                    AMX Corporation (a)                     1,571,046
   182,800                    Frequency Electronics, Inc.             1,645,200
   615,032                    OmniVision Technologies, Inc            8,825,709
   523,400                    Peerless Systems Corporation              842,674
2,077,800                     Tvia, Inc. (a)                          2,119,356
     85,050                   Zoran Corporation                       1,948,496
                                                                   -------------
                                                                     16,952,481
                                                                  --------------
                           Electronic Equipment 1.99%
   663,462                    KVH Industries, Inc. (a)               4,995,869
                                                                   -------------
                           Electronic Semiconductor 1.44%
   659,500                    PSi Technologies Holdings,
Inc.(Philippines)                 3,627,250
                                                                    ------------
                        Energy - Miscellaneous 0.02%
   300,000             Boots & Coots International Well Control, Inc    63,000
                                                                   -------------
_________________________________________________________________________
              See the accompanying Notes to the Financial Statements.
                              4



                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                        PORTFOLIO OF INVESTMENTS (CONTINUED)
                                   JUNE 30, 2002

                                                                  Fair
Shares                           Common Stocks (Continued)        Value

                              Energy - Oil & Gas 0.16%
     75,700                    Edge Petroleum Corporation        $ 407,947
                                                                -------------
                              Energy - Technology 0.64%
   195,600                    Catalytica Energy Systems, Inc.      618,096
1,066,827                    Electric Fuel Corporation             981,054
                                                                -------------
                                                                  1,599,150
                                                                -------------
                             Gold Mining 0.68%
2,570,000                    MK Gold Company (a)                   1,696,200


                             Healthcare - Specialized Products & Services 0.92%
   371,200                    BioSphere Medical, Inc.              1,429,120
    67,600                    DJ Orthopedics Incorporated            554,320
    30,550                    EPIX Medical, Inc.                     322,303
                                                                 ---------------
                                                                   2,305,743
                                                                 ---------------
                            Household Furniture - Appliances 1.17%
   313,500                    Meade Instruments Corp.               1,777,545
    80,800                    Salton, Inc.                          1,159,480
                                                                  -------------
                                                                    2,937,025
                                                                  -------------
                              Insurance 0.00%
       200                    Renaissance Acceptance Group, Inc.         -
                                                                  --------------

                             Information Services 0.89%
1,125,871                    EDGAR Online, Inc.                      2,229,225
                                                                  -------------
                              Internet Commerce 1.20%
   213,700                    Overstock.com Inc.                     3,002,485
                                                                   -------------
                             Laboratory Services 0.83%
1,575,000                    Orchid Biosciences, Inc.                2,079,000
                                                                  -------------
                            Media 0.40%
2,093,023                    Audible, Inc. (a)                       1,004,651
                                                                    ------------
              See the accompanying Notes to the Financial Statements.
                                      5


                          SPECIAL SITUATIONS FUND III, L.P.
                                 (A Limited Partnership)

                        PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    JUNE 30, 2002
                                                                    Fair
Shares                   Common Stocks (Continued)                  Value

                           Medical Devices & Equipment 12.73%
  869,154                 Aksys Ltd.                                $ 5,997,162
1,131,327                 Applied Imaging Corporation (a)             3,337,415
   268,600                Applied Imaging Corporation (Restricted) (a)  470,050
   481,000                    Aradigm Corporation                     2,098,603
   290,200                    Given Imaging Ltd. (Israel)             3,482,400
   105,600                    Invivo Corporation                      1,573,440
   967,682                    Laserscope, Inc. (a)                    3,919,112
1,255,225                    LifeCell Corporation (a)                 3,075,301
   248,450                    Micro Therapeutics, Inc.                  931,688
1,400,000                    Optical Sensors Incorporated  (a)          868,000
   209,400                    PharmaNetics, Inc.                      1,038,624
   380,000                    Precision Optics Corporation, Inc.        163,400
   167,100                    The Spectranetics Corporation             337,542
   138,280                    SpectRx, Inc.                             540,537
   501,936                    Symphonix Devices, Inc.                   276,065
   197,000                    Thoratec Laboratories Corporation       1,771,030
   571,200                    V.I. Technologies, Inc.                 2,084,880
                                                                   -------------
                                                                    31,965,249
                                                                   -------------
                             Medical Drugs 0.70%
   382,626                    OraPharma, Inc.                         1,760,080
                                                                   -------------
                             Medical Instruments 1.94%
   574,000                     Intuitive Surgical, Inc.              4,861,780
                                                                  --------------
                             Online Services 0.19%
1,297,350                     The Knot, Inc. (a)                       480,019
                                                                  --------------
                              Paper - Packaging 0.00%
  593,749                      Chase Packaging Corporation               5,937
                                                                    ------------
                        Pharmaceutical Products 1.27%
   212,767                     Axcan Pharma, Inc. (Canada)            3,178,739
                                                                  --------------
          See the accompanying Notes to the Financial Statements.
                                     6











                     SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                               JUNE 30, 2002
                                                                     Fair
Shares                Common Stocks (Continued)                      Value


                         Precious Metals 1.63%
  250,600                     Stillwater Mining Company             $ 4,079,768
                                                                   -------------
                         Restaurant 1.79%
  236,100                     Benihana Inc. Class A (a)               4,448,124
  181,200                     New World Restaurant Group, Inc. (a)       48,924
                                                                   -------------
                                                                      4,497,048
                                                                  --------------
                          Retail 10.98%
  145,900                     1-800 CONTACTS, INC.                     1,968,512
2,122,400                     EZCORP, Inc. (a)                         7,534,520
   302,400                     Gaiam, Inc. (a)                         4,427,136
1,150,200                     iGo Corporation                            414,072
  264,550                     J. Jill Group, Inc.                     10,039,633
  126,225                     Movado Group, Inc.                       3,174,559
                                                                    ------------
                                                                     27,558,432
                                                                    ------------
                          Semiconductor Equipment 0.90%
  242,868                     Genus, Inc.                               468,735
  807,200                     Nova Measuring Instruments Ltd.         1,800,056
                                                                     -----------
                                                                      2,268,791
                                                                    ------------
                            Services 0.22%
  554,700                    Collectors Universe, Inc.                  549,153
                                                                    ------------
                           Specialized Services 0.29%
  429,300                    NIC, Inc.                                  728,604
                                                                    ------------
                          Technology - Miscellaneous 1.21%
   151,200                    Millennium Cell, Inc.                     468,720
 1,037,300                    ScreamingMedia, Inc.                    1,628,561
  216,000                    Vastera, Inc.                              948,240
                                                                   -------------
                                                                      3,045,521
                                                                    ------------

                           Total Common Stocks 89.62%               224,993,952
                                                                    ___________

___________________________________________________________________________
               See the accompanying Notes to the Financial statements.
                                    7



                      SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)

                      PORTOFLIO OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 2002

    											Fair
Shares                       Preferred Stocks                     Value

                         Communications Equipment - Software 0.68%
1,140,000                    Artisoft, Inc. (a)                 $ 1,710,000
                                                               ----------------
                         Communication Products - Equipment 0.53%
    3,075                    Novatel Wireless, Inc. 6 1/2% (a)     1,317,853
                                                               ----------------

                          Electronic Instruments 0.21%
      825                    Metretek Technologies, Inc. 8%          518,100
                                                                ---------------
                          Medical Devices & Equipment 0.26%
   13,125                    PharmaNetics, Inc. 6%                   651,000
                                                                 -------------
                          Restaurant 1.28%
    3,222                    New World Restaurant Group, Inc.
					 Series F (Restricted) (a)           3,221,659
                                                               ----------------

                        Total Preferred Stocks 2.96%              7,418,612
					                               --------------

Principal                                                         Fair
Amount                         Corporate Bonds                    Value

                        Computer Services - Software 0.06%
Euro 2,100,000           Titus Interactive, 2% due, 7/1/05         $   156,600
                                                                   -------------
                          Retail 0.72%
     1,800,000            Bakers Footwear Group 0% due, 4/4/07        1,800,000
                                                                    ------------
                         Total Corporate Bonds 0.78%                  1,956,600
                                                                    ------------
                 See the accompanying Notes to the Financial Statements.
                                           8












                        SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                        PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 2002
    												Fair
Warrants					Warrants	        			Value
                      Automotive Components 0.35%
 933,350              Amerigon, Inc. 2/25/07 (a)                     $  896,016
                                                                  -----------
			       Biotechnology 0.16%
 642,900	          Alliance Pharmaceutical Corp. 10/30/06 (a)        295,734
 330,000       	    Interleukin Genetics, Inc. 1/26              	115,500
                                                                  --------------
                                                                        411,234
                                                                 ------------
                      Communications Equipment - Software 0.18%
1,140,000             Artisoft, Inc. 9/30/06 (a)                        444,600
  586,600             ION Networks, Inc. 2/14/07 (Restricted) (a)          -
                                                                     -----------
                                                                        444,600
                                                                    ------------
                      Communication Products - Equipment 0.05%
  712,500             Conductus, Inc. 9/26/07 (Restricted) (a)          -
1,198,052             Novatel Wireless, Inc. 12/21/05 (a)                107,825
   57,861             Superconductor Technologies, Inc. 3/10/07           16,201
                                                                      ----------
                                                                         124,026
                                                                    ------------
                       Computer Services - Software 0.55%
1,557,792              Attunity, Ltd. A 10/25/05 (a)                     903,519
  519,264              Attunity, Ltd. B 10/25/05 (a)                     285,595
  375,000              Burst.com, Inc. 1/27/05                               -
1,250,000              First Virtual Communications, Inc. 4/12/07        187,500
  862,500              Interplay Entertainment Corp. 3/29/06               -
                                                                       ---------
                                                                       1,376,614
                                                                       ---------
                        Data Security 0.19%
  650,000               Datakey, Inc. 2/16/06 (a)                        474,500
                                                                     -----------
                         Electronic Instruments 0.01%
   82,500                Metretek Technologies, Inc. 12/9/004             27,225
                                                                     -----------
                         Energy - Miscellaneous 0.00%
  180,000	          	 Boots & Coots International
Well Control 5/14/04 (Restricted)          -
  300,000                Boots & Coots International
                              Well Control 5/14/02 (Restricted)          -
                                                                ----------------
                                                                     -
                                                               ----------------
              See the accompanying Notes to the Financial Statements.
                                        9
                  SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)

                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               JUNE 30, 2002

                                                                      Fair
Warrants			       Warrants (Continued)                   Value

                              Energy & Oil & Gas 0.02%
  72,414                      Edge Petroleum Corporation 5/5/04       $ 52,862
                                                               ----------------
                              Energy - Technology 0.01%
 315,151                     Electric Fuel Corporation 5/7/06           28,364
                                                                ----------------
                             Information Services 0.02%
 150,000                     EDGAR Online, Inc. 1/8/06                  46,500
                                                                 ---------------
                             Media 0.05%
 627,906                     Audible, Inc. 2/15/07 (a)                 125,581
                                                                  --------------

                       Medical Devices & Equipment 0.21%
 90,000	           Applied Imaging Corporation 12/14/03              27,900
154,167                Cardima, Inc. 2/14/05                             38,542
 66,836                Cardima, Inc. 2/14/05 (Restricted)                16,709
218,750                LifeCell Corporation 7/6/06 (a)                  216,563
350,000                Optical Sensors Incorporated 12/21/06 (a)        112,000
26,250                 PharmaNetics, Inc. 2/25/05                        20,475
12,252                 Possis Medical, Inc. 6/2/03                       27,567
10,760                 Possis Medical, Inc. 3/6/04 (Restricted)          23,564
47,476                 SpectRx, Inc. 6/4/06                              45,577
                                                                   -------------
                                                                        528,897
                                                                  ------------
                     Medical Information Systems 0.00%
2,200,000	         LifeRate Systems, Inc. 9/14/07 (Restricted)           -
                                                                  -------------

                     Restaurant 0.90%
  200,000            Benihana Inc. 6/1/04 (a)                         2,250,000
2,594,249            New World Restaurant
Group, Inc. 5/16/06 (Restricted) (a)       -
                                                                    ------------
                                                                     2,250,000
                                                                   -------------
              See the accompanying Notes to the Financial Statements.
                                          10









                    SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                              JUNE 30, 2002



                                                                  Fair
Warrants			    Warrants (Continued)                  Value

                 Retail 0.00%
 96,450          Gemstar-TV Guide International, Inc. A 11/2/04        $  -
47,143           Gemstar-TV Guide International, Inc. B 12/21/05          -
95,000           Pawnmart, Inc. A 3/11/03                                 -
90,000	     Pawnmart, Inc. B 3/11/04                                 -
                                                                   -------------
                                                                         -
                                                                   -------------


         Specialized Services 0.67
91,667         RateXchange Corporation 3/21/03                              -
                                                                  --------------

		         Total Warrants 2.70%				        6,786,419
                                                                 ---------------

                     TOTAL INVESTMENTS 96.06%                     $ 241,155,583























 _______________________________________________________________________________
     	See the accompanying Notes to the Financial Statements.
                                 11


                    SPECIAL SITUATIONS FUND III, L. P.
                         (A Limited Partnership)

                 PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30,2002


					Securities Sold Short                   Fair
Shares				   Common Stocks			          Value

			Biotechnology 0.08%
    15,200	             Versicor, Inc.                          $    204,440
                                                                 ---------------
       		 Financial Services - Miscellaneous 0.75%
    15,000         Citigroup Inc.                                     581,250
    15,000         J.P. Morgan Chase & Co.                            508,800
    15,000         PNC Financial Services Group                       784,200
                                                                ---------------
                                                                    1,874,250
                                                                --------------
                   Medical Devices & Equipment 0.08%
    10,700         Therasense, Inc.                                   197,629
                                                               --------------

                   Precious Metals 0.73%
   111,900         Stillwater Mining Company                        1,821,679
                                                                ---------------

                   Semiconductor Equipment 0.06%
     81,500        Genus, Inc.                                        157,295
                                                                  -------------
                  Specialized Services 0.12%
    22,000        Sotheby's Holdings, Inc.    		                313,500
                                                                   -------------

                TOTAL SECURITIES SOLD SHORT 1.82%               $  4,568,793
                                                               --------------
                                                               --------------

(A) Affiliated issuer under the Investment Company Act of 1940, inasmuch as the Fund owns more than 5% of the voting securities of the issuer.

    All percentages are relative to Partners' Capital.









____________________________________________________________
 See the accompanying Notes to the Financial Statements.

                                  12


                   SPECIAL SITUATIONS FUND III, L.P.
                        (A Limited Partnership)

                        STATEMENT OF OPERATIONS

                 FOR THE SIX MONTHS ENDED JUNE 30, 2002


______________________________________________________________________




INCOME

Net realized gain on investments                    22,860,229
Net change in unrealized appreciation              (57,996,576)
                                                  ---------------
Net loss on investment portfolio                    (35,136,347)
Interest                                                178,164
Dividends                                                64,280
Securities lending fees                                 200,809
                                                ------------------
Total                                               (34,693,094)
                                                 -----------------
EXPENSES

Administrator's fee - Note 7                           1,037,409
Professional Fees                                        151,953
Independent General Partners' fees                        15,000
Other                                                     51,101
                                                    -----------------
Total                                                   1,255,463
                                                     ----------------

Net Loss                                             $ (35,948,557)
                                                    --------------------
                                                 --------------------
  See the accompanying Notes to the Financial Statements.
                                   13















                      SPECIAL SITUATIONS FUND III,L.P.
                         (A Limited Partnership)

                STATEMENT OF CHANGES IN PARTNERS' CAPTIAL

           (Information Subsequent to December 31, 2001 is Unaudited)




Per Limited                        Corporate        Individual
                  Partners'           Limited        General           General
                  Unit               Partners        Partner           Partners           Total
                  ----------------   --------------  ---------------   --------------    ------


YEAR ENDED
 DECEMBER 31, 2001:

BALANCE
 DECEMBER 31, 2000                    $213,280,203    $11,125,844     $4,420,046         $228,826,093

 Capital contributions                  15,325,000        -                 -              15,325,000
      Transfers                        -                  (705,611)        705,611               -
      Allocation of net income:
         Corporate General
         Partner - Performance         -                  7,258,461         -               7,258,461
         Partners                        32,377,450       1,521,133         722,922        34,621,505
      Repurchases                       (12,633,064)     (6,000,000)              -      (18,631,064)
                                       ---------------  -------------   ------------    ------------
BALANCE,
DECEMBER 31, 2001   $ 25,000            248,351,589       13,199,827     5,848,579        267,399,995

SIX MONTHS ENDED
 JUNE 30, 2002:

 Capital contributions                    23,862,250          -                   -        23,862,250
 Allocation of net loss $ (3,086)        (33,597,539)     (1,629,167)      (721,851)     (35,948,557)
                     ------------

 Repurchases                              (4,266,017)        -               -            (4,266,017)
                                       ----------------    ------------    ------------   -----------
BALANCE,
JUNE 30, 2002:       $  25,000          $234,350,283        $11,570,660     $5,126,728   $251,047,671
                    -------------       ------------------ ------------    ---------------  ---------

See Note 4 for changes in Units outstanding.

              See the accompanying Notes to the Financial Statements.
                                        14




                          SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)


                           NOTES TO THE FINANCIAL STATEMENTS

                 (Information Subsequent to December 31, 2001 is Unaudited)


NOTE 1- GENERAL:

       Special Situations Fund III, L.P. (the "Fund") was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and
ommenced investment operations on January 1, 1994.     The Fund is a closed-end
interval fund registered under the Investment Company Act of 1940. The Fund shall have perpetual existence unless sooner dissolved as provided for in the Agreement of Limited Partnership (the"Agreement").

        The Agreement provides for not less than three "Individual General Partners" and a "Corporate General Partner". The General Partners, as a group, must own not less than one percent (1%) of the Fund's outstanding Units.

        The Corporate General Partner and Investment Adviser is MGP
Advisers Limited Partnership ("MGP"), of which the General Partner is AWM Investment Company, Inc. ("AWM"). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund's investments and performing certain administrative services on its behalf.

        The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.


NOTE 2-ACCOUNTING POLICIES:

      Securities traded on a securities exchange or on the NASDAQ Systems are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.

    Cash and cash equivalents consist principally of cash balances in a brokerage account.


                       15



                     SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                       NOTES TO THE FINANCIAL STATEMENTS

          (Information Subsequent to December 31, 2001 is Unaudited)

NOTE 2- ACCOUNTING POLICIES (CONTINUED):

      The Fund entered into an agreement to lend portfolio securities to a qualified borrower in order to earn additional income. The terms of the lending agreement require that loans are secured by cash or securities with an aggregate market value at least equal to a percentage of the market value of the loaned securities agreed upon by borrower and the Fund
(which shall not be less than 100% of the market value of the loaned securities), computer on a daily basis.
If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to collateral. At June 30, 2002, the value of the loaned securities and corresponding collateral (U.S. Treasury obligations) received was $ 5,450,912 and $ 5,654,454, respectively.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.


NOTE 3- ALLOCATION OF ACCOUNTING PROFITS AND LOSSES:

       Net income is allocated; first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners' capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP. If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered. The amount of loss carryover at June 30,2002 is $35,948,557.


       Net losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General Partner's or a Limited Partner's capital balance will be allocated to MGP.


16


                   SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)

                    NOTES TO THE FINANCIAL STATEMENTS

     (Information Subsequent to December 31, 2001 is Unaudited)


NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS:

                All net income allocated to partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partner's capital account divided by $25,000.

                As of the close of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25%of the outstanding Units. The repurchase request deadline will generally be June 16 and December 17 of each year.

     The Fund has the right to sell additional Units at the beginning of each fiscal period.


       Changes in Units outstanding are as follows:





Corporate         Individual
                              Limited           General          General
                              Partners         Partner           Partner            Total
-----------      -----------        ----------       --------

Balance, December 31, 2000    8,531.2081        445.0338         176.8018          9,153.0437
Additional Units sold           613.0000            -               -                613.0000
Transfers                      -                 (28.2244)         28.2244              -
Semi-annual adjustment of
 Units                        1,295.0980        351.1838           28.9169          1,675.1987
Repurchases                    (505.2426)      (240.0000)               -            (745.2426)
                         ---------------        ---------------     --------------   --------------
Balance,
 December 31, 2001             9,934.0635         527.9932         233.9431         10,695.9998
Additional Units sold            954.4900                             -                954.4900
Semi-annual adjustment
of Units                       (1,343.9015)        (65.1668)        (28.8740)        (1,437.9423)
Repurchases                      (170.6407)        -                      -            (170.6407)
                         -----------------     ---------------      ---------------  ----------------
Balance, June 30, 2002          9,374.0113        462.8264         205.0691           10,041.9068






NOTE 5- PURCHASES AND SALES OF SECURITIES:
  Purchases and sales of securities for the six months ended June 30, 2002 aggregated $127,572,825 and $102,901,811, respectively.

NOTE 6- INCOME TAXES:

    No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner's respective share of the Fund's income and expenses reported for income tax purposes.



							17


                             SPECIAL SITUATIONS FUND III, L.P.
                                 (A Limited Partnership)


                          NOTES TO THE FINANCIAL STATEMENTS


                     (Information Subsequent to December 31, 2001 is Unaudited)

NOTE 7- RELATED PARTY TRANSACTIONS:

       AWM is the administrator of the Fund. The administrator's fee is computed monthly at an annual rate of .75% of the average net assets.


       The Fund pays each Independent General Partner an annual fee of  $10,000.


NOTE 8- SUPPLEMENTARY FINANCIAL INFORMATION:





                          Six Months
                          Ended
                          June 30,            Year Ended December 31,
                                             ---------------------------
                           2002          2001       2000         1999        1998         1997
                       ------           -------    -------      -------     -------     -------

Ratio of total
 expenses to average
 net assets                 0.91%*       0.89%         0.85%       1.03%      1.02%      0.98%

Ratio of net
  income (loss) to
  average net assets        (25.99%) *   16.62%       15.19%      68.01%     (12.73%)     21.84%


Portfolio                    39.39%       91.33%     102.49%      140.88%     114.61%     139.70%
turnover rate

*Annualized



                                            18



                           SPECIAL SITUATIONS FUND III, L.P.

                                 (A Limited Partnership)

                          NOTES TO THE FINANCIAL STATEMENTS

                (Information Subsequent to December 31, 2001 is Unaudited)





NOTE 9- RETURN ON PARTNER INVESTMENT:

                 At June 30, 2002, the value of a $25,000 investment made at each respective subscription date is as follows:

            Subscription Date                   Value
     ----------------------                    ----------
            January 1, 1994                  $103,302
            January 1, 1995                      94,440
            July 1, 1995                            83,623
            January 1, 1996                      69,737
            July 1, 1996                            52,644
            January 1, 1997                      49,824
            July 1, 1997                            47,194
            January 1, 1998                      41,870
            July 1, 1998       	          42,931
            January 1, 1999                      47,594
            July 1, 1999                            43,915
            January 1, 2000                      28,624
            July 1, 2000                            24,518
            January 1, 2001                      25,075
            July 1, 2001                            21,920
            January 1, 2002                      21,914


NOTE 10- SECURITIES SOLD SHORT:

      The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.













19